Premises and Equipment - Schedule of Minimum Future Annual Rent Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property Plant And Equipment Useful Life And Values [Abstract]
2014	$ 11,357
2015	10,404
2016	8,925
2017	7,242
2018	6,411
2019 and thereafter	36,985
Total	$ 81,324